FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
FINANCIAL LIABILITIES
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2025:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,201	$3,201
Accounts receivable and other	—	—	8,445	8,445
Financial assets (current and non-current)(1)	753	28	224	1,005
Total	$753	$28	$11,870	$12,651

Financial liabilities
Corporate borrowings	$—	$—	$4,947	$4,947
Non-recourse borrowings (current and non-current)	—	—	59,551	59,551
Accounts payable and other	—	—	5,162	5,162
Financial liabilities (current and non-current)(1)	689	—	2,735	3,424
Lease liabilities	—	—	4,584	4,584
Preferred shares(2)	—	—	20	20
Total	$689	$—	$76,999	$77,688

(1)Derivative instruments which are elected for hedge accounting totaling $267 million are included in financial assets and $471 million of derivative instruments are included in financial liabilities.
(2)$20 million of preferred shares issued to subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2024:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,071	$2,071
Accounts receivable and other	—	—	7,130	7,130
Financial assets (current and non-current)(1)	1,214	25	156	1,395
Total	$1,214	$25	$9,357	$10,596

Financial liabilities
Corporate borrowings	$—	$—	$4,542	$4,542
Non-recourse borrowings (current and non-current)	—	—	46,552	46,552
Accounts payable and other	—	—	4,344	4,344
Financial liabilities (current and non-current)(1)	414	—	2,366	2,780
Lease liabilities	—	—	5,117	5,117
Preferred shares(2)	—	—	20	20
Total	$414	$—	$62,941	$63,355

(1)Derivative instruments which are elected for hedge accounting totaling $582 million are included in financial assets and $267 million of derivative instruments are included in financial liabilities.
(2)$20 million of preferred shares issued to subsidiaries of Brookfield.
FINANCIAL LIABILITIES

US$ MILLIONS	2025	2024
Current:
Deferred consideration	$102	$80
Interest rate swaps	93	41
Foreign currency forward contracts	55	47
Other financial liabilities	80	80
Total current financial liabilities	$330	$248

Non-current:
Interest rate swaps	$286	$145
Foreign currency forward contracts	41	3
Other financial liabilities(1)	2,767	2,384
Total non-current financial liabilities	$3,094	$2,532

(1)As at December 31, 2025 and 2024, other financial liabilities include $1.8 billion and $1.7 billion, respectively, of capital contributed by non-controlling shareholders in our Indian telecom tower operation which has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability.